SHAREHOLDERS' EQUITY Repurchase Agreement (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jul. 04, 2020	Apr. 04, 2020	Jul. 06, 2019	Apr. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled in 2019 (in shares)		0.1		1.4	(0.9)
Cancellation of treasury shares		$ 2		$ 39	$ 20
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled in 2019 (in shares)					(1.0)	(1.4)
Cancellation of treasury shares	$ 0		$ 0		$ (15)	$ (24)
Share capital | Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		1		22	(14)
Retained deficit
Disclosure of classes of share capital [line items]
Cancellation of treasury shares	$ 0		$ 0		(7)	$ (19)
Retained deficit | Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		$ 1		$ 17	$ 6